Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net loss	$ (191,082)	$ (83,775)	$ (529,010)
Unrealized gains (losses) from marketable securities	915	527	(894)
Foreign currency translation (losses) gains	(63)	97	(49)
Other comprehensive income (loss), net of tax	852	624	(943)
Comprehensive loss	(190,230)	(83,151)	(529,953)
Comprehensive loss attributable to stockholders of Frontline Ltd.	(187,657)	(82,130)	(530,544)
Comprehensive (loss) income attributable to noncontrolling interest	(2,573)	(1,021)	591
Comprehensive loss	$ (190,230)	$ (83,151)	$ (529,953)